October 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares Intermediate Muni Income Active ETF | INMU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 8.0%
Baldwin County Industrial Development Authority RB AMT, 5.00%, 06/01/55(a)	$1,100	$1,132,298
Black Belt Energy Gas District RB
3.57%, 10/01/52(b)	270	267,341
4.00%, 10/01/49	670	675,853
5.00%, 03/01/55	580	628,920
5.00%, 12/01/55	2,210	2,397,360
5.25%, 02/01/53	1,250	1,332,615
5.25%, 01/01/54	335	360,825
5.25%, 05/01/55	545	598,100
5.50%, 11/01/53	860	908,900
County of Jefferson Sewer Revenue RB, 5.25%, 10/01/42	1,000	1,074,748
Energy Southeast A Cooperative District RB
5.00%, 11/01/35	625	672,950
5.75%, 04/01/54	225	252,861
Lower Alabama Gas District (The) RB, 4.00%, 12/01/50	2,160	2,161,785
Southeast Energy Authority A Cooperative District RB
4.00%, 11/01/51	1,200	1,227,391
5.25%, 11/01/55	2,100	2,330,787
5.50%, 01/01/53	405	438,922
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	110	110,713
		16,572,369
California — 6.4%
California Community Choice Financing Authority RB
4.84%, 12/01/53(b)	750	760,324
5.00%, 11/01/33	1,500	1,640,077
5.00%, 03/01/56	275	301,853
5.00%, 10/01/56	4,100	4,514,915
California Infrastructure & Economic Development Bank RB AMT, 9.50%, 01/01/65(a)	465	372,000
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	500	505,371
California Pollution Control Financing Authority RB AMT, 4.25%, 07/01/31	525	532,778
City of Los Angeles Department of Airports RB AMT
5.00%, 05/15/34	355	407,682
5.00%, 05/15/35	500	575,059
5.00%, 05/15/39	1,000	1,106,267
San Diego Unified School District California GO
0.00%, 07/01/31(c)	610	523,640
Series C, 0.00%, 07/01/38(b)	1,945	1,252,168
San Francisco City & County Airport Comm-San Francisco International Airport RB AMT, 5.00%, 05/01/33	700	789,990
		13,282,124
Colorado — 1.7%
City & County of Denver Airport System Revenue RB AMT
5.00%, 12/01/35	1,010	1,052,939
5.75%, 11/15/34	200	231,990
Colorado Health Facilities Authority RB
4.00%, 08/01/39	185	183,127
5.00%, 09/01/35	320	366,190
5.00%, 11/15/57	330	374,889
5.00%, 11/15/60	285	311,615
Pueblo Urban Renewal Authority, Series B, 0.00%, 12/01/25(a)(b)(c)	250	248,961
State of Colorado COP, 5.00%, 03/15/37	675	686,586
		3,456,297
Security	Par (000)	Value
Connecticut — 1.3%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38	$205	$153,187
Connecticut State Health & Educational Facilities Authority RB
3.20%, 07/01/37	645	645,437
Series L, 5.00%, 07/01/45	300	300,107
State of Connecticut GO
5.00%, 03/15/35	125	147,176
5.00%, 11/15/40	895	1,002,255
State of Connecticut Special Tax Revenue RB
5.00%, 08/01/34	285	285,425
5.00%, 07/01/38	220	245,041
		2,778,628
Delaware — 0.1%
Delaware State Economic Development Authority RB, 4.00%, 10/01/45	240	242,219
District of Columbia — 1.1%
District of Columbia Income Tax Revenue RB, 5.00%, 06/01/40	175	195,403
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/41	685	753,766
Metropolitan Washington Airports Authority Aviation Revenue RB AMT
5.00%, 10/01/34	300	340,582
5.00%, 10/01/37	295	320,240
5.25%, 10/01/41	585	647,173
		2,257,164
Florida — 3.0%
County of Miami-Dade Aviation Revenue RB AMT, 5.00%, 10/01/34	2,000	2,255,691
County of Miami-Dade Florida GO, Series A, 5.00%, 07/01/38	1,000	1,004,605
County of Osceola Transportation Revenue RB
5.00%, 10/01/33	415	436,058
5.00%, 10/01/39	985	1,010,915
Florida Development Finance Corp. RB AMT, 4.38%, 10/01/54(a)	250	253,746
Kissimmee Park Community Development District, 5.00%, 05/01/30	555	554,213
Lakes of Sarasota Community Development District, 2.75%, 05/01/26	95	94,481
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30	250	250,315
School District of Broward County Florida COP, 5.00%, 07/01/30	290	293,667
Tohoqua Community Development District, 2.38%, 05/01/26	60	59,519
		6,213,210
Georgia — 2.2%
City of Atlanta Department of Aviation RB AMT, 5.25%, 07/01/42	300	325,682
County of DeKalb Water & Sewerage Revenue RB, 5.00%, 10/01/42	1,000	1,096,525
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	100	101,066
Georgia Housing & Finance Authority RB, 4.05%, 12/01/35 (GNMA/FNMA/FHLMC)	250	258,403
Main Street Natural Gas Inc. RB
5.00%, 12/01/29	850	899,130
5.00%, 05/15/37	500	544,549
5.00%, 12/01/54	500	538,004
5.00%, 05/01/55	270	293,220
5.00%, 12/01/55	500	548,314
		4,604,893

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hawaii — 0.3%
State of Hawaii Airports System Revenue RB AMT, 5.00%, 07/01/42	$500	$532,017
Idaho — 1.9%
Idaho Health Facilities Authority RB, 5.00%, 03/01/60	1,810	2,000,389
Idaho Housing & Finance Association RB, 5.00%, 08/15/43	1,750	1,912,236
		3,912,625
Illinois — 5.8%
Chicago Board of Education GO, 5.50%, 12/01/32	625	662,595
Chicago Midway International Airport RB, 5.00%, 01/01/36	1,500	1,505,006
Chicago O'Hare International Airport RB
5.00%, 01/01/35	1,635	1,638,993
Series B, 5.00%, 01/01/37	200	203,937
Chicago O'Hare International Airport RB AMT, 5.00%, 01/01/35	1,170	1,172,093
Chicago Transit Authority Capital Grant Receipts Revenue RB
5.00%, 06/01/27	670	687,072
5.00%, 06/01/28	785	821,956
City of Chicago Illinois GO
5.00%, 01/01/27	100	101,268
5.00%, 01/01/34	895	936,468
Illinois Finance Authority RB, Class B,3.92%, 05/01/42(b)	500	497,800
Illinois State Toll Highway Authority RB, 5.00%, 01/01/30	785	786,237
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36	100	100,213
Rock Island County School District No. 41 Rock Island GO, 5.00%, 01/01/42 (AGC)	350	373,462
State of Illinois GO
5.00%, 10/01/30	225	246,065
5.00%, 11/01/34	1,120	1,139,471
5.00%, 02/01/37	100	110,806
5.00%, 09/01/43	1,000	1,044,896
		12,028,338
Indiana — 1.7%
Indiana Finance Authority RB
5.00%, 02/01/40	325	365,366
5.00%, 10/01/57	1,970	2,234,263
Indiana Health Facility Financing Authority RB, 5.00%, 11/15/34	835	835,987
		3,435,616
Kentucky — 1.6%
City of Henderson Kentucky RB AMT, 3.70%, 01/01/32(a)	150	150,800
Kentucky Public Energy Authority RB
4.00%, 02/01/50	1,050	1,067,739
5.00%, 01/01/55	480	521,392
5.25%, 06/01/55	350	374,105
Kentucky State Property & Building Commission RB, 5.00%, 10/01/42	1,040	1,130,066
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35	125	123,315
		3,367,417
Louisiana — 0.4%
City of Shreveport Water & Sewer Revenue RB, 5.00%, 12/01/40	135	135,060
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A,2.00%, 06/01/30	145	134,509
Security	Par (000)	Value
Louisiana (continued)
Parish of St. James Louisiana RB
3.70%, 08/01/41	$100	$100,975
6.10%, 06/01/38(a)	500	549,633
		920,177
Maryland — 0.2%
Montgomery County Housing Opportunities Commission RB, 3.85%, 07/01/34 (FHA 542(C))	365	377,775
Massachusetts — 0.9%
Commonwealth of Massachusetts GOL, 5.00%, 07/01/36	520	526,888
Commonwealth of Massachusetts Transportation Fund Revenue RB, 5.00%, 06/01/38	750	864,277
Massachusetts School Building Authority RB, 5.00%, 02/15/41	350	387,582
		1,778,747
Michigan — 1.4%
Michigan Finance Authority RB, 5.25%, 02/29/40	100	108,605
Michigan State Hospital Finance Authority RB
5.00%, 08/15/55	215	236,370
5.00%, 08/15/55	1,830	2,057,291
Michigan Strategic Fund RB AMT, 5.00%, 06/30/29	430	448,598
		2,850,864
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 11/15/35	500	569,436
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34	750	784,170
Missouri Housing Development Commission RB, 3.90%, 05/01/36	375	378,632
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 12/01/34	500	573,598
		2,305,836
Nebraska — 0.6%
Central Plains Energy Project RB, 5.00%, 05/01/53	1,170	1,233,989
Nevada — 1.5%
Clark County School District GOL
5.00%, 06/15/36	1,000	1,001,104
5.00%, 06/15/39	1,000	1,127,245
County of Washoe Nevada RB
3.63%, 03/01/36	275	277,099
4.13%, 03/01/36	90	91,792
Las Vegas Valley Water District GOL, 5.00%, 06/01/34	530	535,797
		3,033,037
New Hampshire — 1.2%
New Hampshire Housing Finance Authority RB, 6.25%, 07/01/55 (GNMA/FNMA/FHLMC)	2,255	2,528,334
New Jersey — 3.9%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	237,939
New Jersey Educational Facilities Authority RB
5.00%, 07/01/35	1,510	1,562,086
5.00%, 09/01/38	100	109,949
New Jersey Higher Education Student Assistance Authority RB AMT, 5.00%, 12/01/33	450	492,065
New Jersey Housing & Mortgage Finance Agency RB, 3.50%, 05/01/29 (HUD SECT 8)	240	242,946
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/32	750	852,362
5.00%, 06/15/35	1,110	1,285,120
5.00%, 06/15/37	290	324,656
5.00%, 06/15/43	1,000	1,072,559

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. RB
5.00%, 06/01/29	$490	$515,220
5.00%, 06/01/34	945	978,633
5.00%, 06/01/35	500	516,049
		8,189,584
New Mexico — 0.2%
New Mexico Mortgage Finance Authority RB, 3.73%, 02/01/42 (HUD SECT 8)	375	375,071
New York — 9.3%
City of New York GO, 5.00%, 02/01/42	500	544,770
Metropolitan Transportation Authority RB, 5.00%, 11/15/43	1,355	1,443,000
New York City Housing Development Corp. RB, 3.75%, 05/01/65	465	471,876
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40 (SAW)	2,000	2,240,164
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/33	655	757,934
5.00%, 05/01/38	1,000	1,143,544
5.00%, 11/01/42	1,800	1,960,984
5.00%, 05/01/44	185	197,651
New York Counties Tobacco Trust VI New York RB, 5.00%, 06/01/36	730	733,432
New York Energy Finance Development Corp. RB, 5.00%, 07/01/56	1,100	1,182,493
New York State Dormitory Authority RB
5.00%, 10/01/38 (AG SAW)	1,000	1,136,400
5.00%, 03/15/39	500	567,531
5.00%, 03/15/42	630	687,757
New York State Environmental Facilities Corp. RB AMT
4.25%, 09/01/50(a)	500	506,015
5.13%, 09/01/50(a)	250	262,093
New York State Thruway Authority RB, 5.00%, 03/15/40	1,000	1,121,820
New York Transportation Development Corp. RB AMT
4.00%, 10/01/30	315	321,030
4.00%, 12/01/42	250	228,583
5.00%, 01/01/28	275	285,026
5.00%, 12/01/31	500	545,103
5.00%, 01/01/33	710	728,626
6.00%, 06/30/40	500	565,554
Port Authority of New York & New Jersey RB AMT, 5.00%, 09/01/41	565	598,432
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/38	100	112,210
5.00%, 11/15/42	650	708,869
5.00%, 11/15/42	150	164,824
		19,215,721
North Carolina — 1.8%
County of Wake North Carolina RB, 5.00%, 05/01/40	1,000	1,127,015
Cumberland County Industrial Facilities & Pollution Control Financing Authority RB AMT, 3.13%, 12/01/27	1,925	1,923,100
North Carolina Turnpike Authority RB, 5.00%, 01/01/30	300	318,235
State of North Carolina RB, 5.00%, 03/01/35	260	305,418
		3,673,768
Ohio — 1.9%
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30	155	157,365
Ohio Air Quality Development Authority RB AMT
3.75%, 01/01/29	2,060	2,065,195
4.25%, 11/01/39	245	248,918
Security	Par (000)	Value
Ohio (continued)
4.50%, 01/15/48(a)	$200	$185,985
Ohio Water Development Authority RB, 5.00%, 12/01/42	1,005	1,112,641
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31(a)	250	252,898
		4,023,002
Oklahoma — 0.4%
Oklahoma Turnpike Authority RB, 5.00%, 01/01/41	515	567,872
Tulsa Municipal Airport Trust Trustees Oklahoma RB AMT, 6.25%, 12/01/35	170	196,044
		763,916
Oregon — 2.7%
City of Portland Oregon GOL, 5.00%, 05/01/40	2,500	2,813,222
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	155	154,996
Port of Portland Airport Revenue RB AMT
5.00%, 07/01/33	500	565,078
5.00%, 07/01/41	1,000	1,066,984
5.00%, 07/01/43	300	314,396
5.25%, 07/01/41	665	718,727
		5,633,403
Pennsylvania — 5.2%
Allegheny County Hospital Development Authority RB, 5.00%, 04/01/26	495	498,619
Allentown Neighborhood Improvement Zone Development Authority RB, 5.50%, 05/01/32(a)	410	444,295
Commonwealth Financing Authority RB
5.00%, 06/01/34	1,615	1,689,172
5.00%, 06/01/35	1,605	1,613,053
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/15/60	535	595,723
Pennsylvania Economic Development Financing Authority RB AMT
3.45%, 04/01/34	980	979,793
5.50%, 06/30/38	500	539,808
5.50%, 06/30/40	500	529,750
5.50%, 06/30/42 (AGM)	380	407,937
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/40	250	275,601
Pennsylvania Housing Finance Agency RB
2.00%, 10/01/32	445	398,476
5.25%, 04/01/32	125	139,415
5.25%, 10/01/32	150	168,168
5.25%, 04/01/33	225	252,503
5.25%, 10/01/33	275	310,047
Pennsylvania Turnpike Commission RB
5.00%, 12/01/42	1,095	1,225,518
5.00%, 12/01/43	650	706,018
		10,773,896
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40	250	242,374
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/15/35	585	600,536
Rhode Island Housing & Mortgage Finance Corp. RB, 5.00%, 10/01/41 (GNMA COLL)	250	266,995
		867,531
South Carolina — 3.6%
Charleston Housing Authority South Carolina RB, 4.50%, 09/01/35	1,000	1,015,425
City of Hardeeville South Carolina, 3.00%, 05/01/27(a)	100	96,428
South Carolina Jobs-Economic Development Authority RB
4.00%, 03/01/62	145	148,391

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
5.00%, 11/01/34	$575	$656,519
5.00%, 11/01/38	1,000	1,108,003
5.00%, 11/01/49	225	252,058
5.25%, 11/01/42	1,225	1,352,471
South Carolina Public Service Authority RB
5.00%, 12/01/43	300	317,227
Series A, 5.00%, 12/01/31	500	506,166
South Carolina State Housing Finance & Development Authority RB, 6.25%, 01/01/56 (GNMA/FNMA/FHLMC)	1,700	1,922,999
		7,375,687
Tennessee — 1.3%
Tennergy Corp. Tennessee RB, 5.50%, 10/01/53	750	813,277
Tennessee Energy Acquisition Corp. RB, 5.00%, 12/01/35	1,695	1,844,793
		2,658,070
Texas — 18.3%
Allen Independent School District GO, 5.00%, 02/15/35 (PSF)	1,010	1,013,979
City of Austin Electric Utility Revenue RB, 5.00%, 11/15/35	540	540,578
City of Austin Water & Wastewater System Revenue RB, 5.00%, 11/15/36	1,110	1,128,572
City of El Paso Water & Sewer Revenue RB, 5.00%, 03/01/42	960	1,031,554
City of Galveston Wharves & Terminal Revenue RB AMT, 5.00%, 08/01/33	500	548,071
City of Houston Airport System Revenue RB AMT
5.00%, 07/15/27	250	255,000
5.00%, 07/15/30	225	225,001
5.25%, 07/01/36	715	812,580
5.50%, 07/15/37	100	109,245
City of Houston Texas GOL, 5.00%, 03/01/41	2,175	2,367,630
City of San Antonio Electric & Gas Systems Revenue RB, 5.00%, 02/01/36	1,000	1,169,545
County of Harris Texas RB, 5.00%, 08/15/33	1,000	1,000,912
County of Montgomery Texas GO, 5.00%, 03/01/37	730	733,489
Dallas Fort Worth International Airport RB AMT
5.25%, 11/01/41	375	410,307
5.25%, 11/01/43	250	268,547
Denton Independent School District GO, 5.00%, 08/15/43 (PSF)	415	443,711
Harris County Industrial Development Corp. RB, 4.05%, 11/01/50	445	460,557
Leander Independent School District GO, 5.00%, 08/15/39 (PSF)	560	633,424
Lower Colorado River Authority RB
5.00%, 05/15/40 (BAM)	750	828,871
5.00%, 05/15/45	475	523,752
Matagorda County Navigation District No. 1 RB, 2.60%, 11/01/29	425	412,071
Mission Economic Development Corp. RB AMT, 4.00%, 06/01/54	2,000	2,020,871
New Hope Cultural Education Facilities Finance Corp. RB
4.00%, 08/15/34	750	755,729
5.25%, 08/15/41	160	179,276
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	229,661
North Texas Tollway Authority RB, 0.00%, 01/01/38 (AG)(b)	2,685	1,707,759
San Antonio Water System RB, 5.00%, 05/15/42	1,250	1,361,638
Spring Independent School District GO, 5.00%, 08/15/40 (PSF)	635	712,639
Security	Par (000)	Value
Texas (continued)
State of Texas GO
5.00%, 08/01/40	$2,000	$2,260,282
5.00%, 10/01/42	2,000	2,219,717
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/33	1,000	1,094,386
5.00%, 12/01/43	2,280	2,446,554
5.00%, 11/15/64	725	805,670
Terrell Independent School District Texas GO, 5.00%, 08/01/41 (PSF)	1,000	1,103,110
Texas Municipal Gas Acquisition & Supply Corp. I RB, 3.58%, 12/15/26(b)	2,270	2,273,889
Texas Municipal Gas Acquisition & Supply Corp. II RB
3.53%, 09/15/27(b)	110	110,077
3.75%, 09/15/27(b)	2,000	2,007,456
Texas Municipal Gas Acquisition & Supply Corp. V RB, 5.00%, 01/01/55	455	500,803
Texas Transportation Finance Corp. RB, 5.00%, 10/01/43	1,000	1,092,864
		37,799,777
Utah — 0.8%
City of Salt Lake City Airport Revenue RB AMT, 5.00%, 07/01/36	1,000	1,125,775
Downtown Revitalization Public Infrastructure District RB, 5.00%, 06/01/35 (AG)	475	549,217
		1,674,992
Virginia — 0.1%
Virginia Housing Development Authority RB, 2.05%, 12/01/33	270	234,876
Washington — 2.7%
Energy Northwest RB, 5.00%, 07/01/40	400	450,840
Port of Seattle Washington RB AMT
5.00%, 04/01/32	435	463,262
5.25%, 10/01/41	1,000	1,106,278
State of Washington GO, 5.00%, 02/01/41	1,565	1,723,984
Vancouver Housing Authority RB
5.00%, 08/01/32	100	107,159
5.00%, 08/01/35	130	138,698
5.00%, 08/01/40	500	516,609
Washington Health Care Facilities Authority RB
5.00%, 08/01/30	100	106,616
5.00%, 08/01/49	1,005	1,007,870
		5,621,316
Wisconsin — 0.8%
City of Milwaukee Sewerage System Revenue RB, 4.00%, 06/01/31	145	145,074
Public Finance Authority RB, 5.00%, 03/01/34	780	783,364
Wisconsin Health & Educational Facilities Authority RB
4.20%, 08/15/28	80	79,661
5.00%, 11/15/35	620	624,614
		1,632,713
Total Long-Term Investments — 95.9% (Cost: $194,254,902)		198,467,373

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Intermediate Muni Income Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Liquidity Funds: MuniCash, 3.01%(d)(e)	13,792,241	$13,793,620
Total Short-Term Securities — 6.6% (Cost: $13,793,620)		13,793,620
Total Investments — 102.5% (Cost: $208,048,522)		212,260,993
Liabilities in Excess of Other Assets — (2.5)%		(5,233,527)
Net Assets — 100.0%		$207,027,466

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash, 2.51%	$5,797,475	$7,996,145 (a)	$—	$—	$—	$13,793,620	13,792,241	$62,229	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$198,467,373	$—	$198,467,373

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Intermediate Muni Income Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$13,793,620	$—	$—	$13,793,620
	$13,793,620	$198,467,373	$—	$212,260,993

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
FHA	Federal Housing Administration

GO	General Obligation
GOL	General Obligation Limited
PSF	Permanent School Fund
RB	Revenue Bonds
SAW	State Aid Withholding